LEASES (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
2020	$ 4,612
2021	1,413
2022	2,539
2023	3,391
2024 and after	3,438
Total future minimum rentals	$ 15,393